UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Banks - 2.4%
People's United Financial	207,700		3,285,814
PNC Financial Services Group	25,500		2,297,295
			5,583,109
Capital Goods - 8.5%
3M	31,150		5,489,564
Cummins	7,100		909,865
General Electric	225,150		6,668,943
Honeywell International	3,300		384,747
Quanta Services	153,100	[a]	4,285,269
Rockwell Collins	22,200		1,872,348
			19,610,736
Consumer Durables & Apparel - 3.7%
NIKE, Cl. B	81,200		4,275,180
PVH	37,700		4,165,850
			8,441,030
Diversified Financials - 6.4%
American Express	20,750		1,328,830
BlackRock	10,300		3,733,338
Franklin Resources	33,100		1,177,367
Northern Trust	57,400		3,902,626
State Street	64,700		4,505,061
			14,647,222
Energy - 6.2%
Exxon Mobil	23,800		2,077,264
Hess	76,850		4,120,697
Phillips 66	17,150	[b]	1,381,433
Spectra Energy	93,450		3,994,988
Valero Energy	50,100		2,655,300
			14,229,682
Food, Beverage & Tobacco - 8.7%
Campbell Soup	65,200	[b]	3,566,440
General Mills	49,800		3,181,224
J.M. Smucker	22,200		3,008,988
Kellogg	46,100		3,571,367
Mondelez International, Cl. A	98,300		4,315,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.7% (continued)
PepsiCo	21,700		2,360,309
			20,003,698
Health Care Equipment & Services - 5.4%
AmerisourceBergen	44,900		3,627,022
Cardinal Health	48,600		3,776,220
Cigna	9,400		1,225,008
Henry Schein	23,400	[a]	3,813,732
			12,441,982
Household & Personal Products - 4.2%
Clorox	26,550		3,323,529
Kimberly-Clark	31,600		3,986,024
Procter & Gamble	26,500		2,378,375
			9,687,928
Insurance - 2.5%
Marsh & McLennan Cos.	51,900		3,490,275
Prudential Financial	27,000		2,204,550
			5,694,825
Materials - 1.8%
Ecolab	34,250		4,168,910
Media - 2.9%
Time Warner	48,800		3,884,968
Walt Disney	30,000		2,785,800
			6,670,768
Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
Agilent Technologies	97,350		4,584,211
Biogen	8,350	[a]	2,613,801
Gilead Sciences	46,150		3,651,388
Johnson & Johnson	9,500		1,122,235
Merck & Co.	59,200		3,694,672
PerkinElmer	18,200		1,021,202
Vertex Pharmaceuticals	6,400	[a]	558,144
Waters	28,550	[a]	4,524,890
Zoetis	80,500		4,186,805
			25,957,348
Retailing - 2.9%
Best Buy	34,900	[b]	1,332,482
Signet Jewelers	29,500		2,198,635
Tiffany & Co.	41,800	[b]	3,035,934
			6,567,051

Common Stocks - 99.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.7%
Intel	64,600		2,438,650
NVIDIA	71,300	[b]	4,885,476
Texas Instruments	16,100		1,129,898
			8,454,024
Software & Services - 14.5%
Accenture, Cl. A	44,750		5,467,107
Alphabet, Cl. A	7,770	[a]	6,247,546
Alphabet, Cl. C	8,200	[a]	6,373,778
Citrix Systems	46,600	[a]	3,971,252
Facebook, Cl. A	1,600	[a]	205,232
Microsoft	138,450		7,974,720
Teradata	100,700	[a]	3,121,700
			33,361,335
Technology Hardware & Equipment - 6.1%
Apple	38,800		4,386,340
Cisco Systems	127,975		4,059,367
HP	108,600		1,686,558
Motorola Solutions	51,900		3,958,932
			14,091,197
Telecommunication Services - 1.5%
CenturyLink	126,500		3,469,895
Transportation - 2.3%
Expeditors International of Washington	18,800		968,576
Southwest Airlines	109,700		4,266,233
			5,234,809
Utilities - 4.1%
Eversource Energy	8,300		449,694
Exelon	126,600		4,214,514
NextEra Energy	39,300		4,807,176
			9,471,384
Total Common Stocks (cost $189,207,504)			227,786,933
Other Investment - .9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,154,185)	2,154,185	[c]	2,154,185
Total Investments (cost $191,361,689)	100.0%		229,941,118
Liabilities, Less Cash and Receivables	.0%		(8,461)
Net Assets	100.0%		229,932,657

[a]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[b] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $10,258,538 and the value of the collateral held by the fund was $10,297,588, consisting of U.S. Government & Agency securities.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Food, Beverage & Tobacco	8.7
Capital Goods	8.5
Diversified Financials	6.4
Energy	6.2
Technology Hardware & Equipment	6.1
Health Care Equipment & Services	5.4
Household & Personal Products	4.2
Utilities	4.1
Semiconductors & Semiconductor Equipment	3.7
Consumer Durables & Apparel	3.7
Media	2.9
Retailing	2.9
Insurance	2.5
Banks	2.4
Transportation	2.3
Materials	1.8
Telecommunication Services	1.5
Money Market Investment	.9
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	225,588,298	-	-	225,588,298
Equity Securities—
Foreign Common
Stocks†	2,198,635	-	-	2,198,635
Mutual Funds	2,154,185	-	-	2,154,185

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $38,579,429, consisting of $42,900,497 gross unrealized appreciation and $4,321,068 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)